RELATED PARTY TRANSACTIONS (Details Narrative) ¥ in Millions	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 USD ($)
Related Party Transaction [Line Items]
Due from related party	$ 1,474			$ 837,606
Related Company Owned By Mr Lin [Member]
Related Party Transaction [Line Items]
Due to related party	$ 2,200,000		¥ 15
Debt interest rate	4.75%
Debt, maturity date	Mar. 21, 2027
Ownership percentage	100.00%		100.00%
Mr. Jianghuai Lin [Member]
Related Party Transaction [Line Items]
Due to related party	$ 300,000
Taoping Alliance Companies [Member]
Related Party Transaction [Line Items]
Revenues from related parties	100,000
Taoping Affiliate Customers [Member] | System Maintenance Service [Member]
Related Party Transaction [Line Items]
Other revenue related party	570	$ 1,400
Taoping New Media Co., Ltd [Member]
Related Party Transaction [Line Items]
Due to related party	$ 2,300,000
Debt interest rate	3.00%
Taoping New Media Co., Ltd [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Debt, maturity date	Nov. 06, 2026
Taoping New Media Co., Ltd [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Debt, maturity date	Dec. 30, 2026
Related Party [Member]
Related Party Transaction [Line Items]
Due to related party	$ 2,500,000
Due from related party	200,000
Minority shareholders amount	$ 200,000